Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net sales	$ 899,259	$ 794,203	$ 681,805
Cost of sales	603,209	541,006	479,769
Gross profit	296,050	253,197	202,036
Selling, general and administrative expenses	308,275	183,572	144,688
Other general expenses	8,616	9,076	4,182
Loss on disposal of plant, property and equipment	904	1,495	791
Operating income (loss)	(21,745)	59,054	52,375
Other expenses:
Interest expense	71,179	83,205	68,742
Loss on extinguishment of debt	37,587
Total other expenses	108,766	83,205	68,742
Income (loss) before income taxes	(130,511)	(24,151)	(16,367)
Income tax expense (benefit)	(8,278)	(3,955)	(23,112)
Net income (loss)	$ (122,233)	$ (20,196)	$ 6,745
Net income (loss) per common share:
Basic and Diluted	$ (1.01)	$ (0.19)	$ 0.06
Comprehensive income (loss)	$ (122,233)	$ (20,196)	$ 6,745
Weighted average shares used in calculating net income (loss) per common share:
Basic and Diluted	120,775,717	108,162,741	108,162,741